Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2026 USD ($)
Income Taxes
Income tax loss carryforwards	$ 88,456
2027
Income Taxes
Income tax loss carryforwards	186
2028
Income Taxes
Income tax loss carryforwards	50
2029
Income Taxes
Income tax loss carryforwards	138
2030
Income Taxes
Income tax loss carryforwards	276
2031
Income Taxes
Income tax loss carryforwards	496
Thereafter
Income Taxes
Income tax loss carryforwards	26,464
Indefinite
Income Taxes
Income tax loss carryforwards	60,846
Canada | Domestic tax authority
Income Taxes
Income tax loss carryforwards	1,838
Canada | Domestic tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	1,838
United States | Foreign tax authority
Income Taxes
Income tax loss carryforwards	75,824
United States | Foreign tax authority | 2029
Income Taxes
Income tax loss carryforwards	138
United States | Foreign tax authority | 2030
Income Taxes
Income tax loss carryforwards	138
United States | Foreign tax authority | 2031
Income Taxes
Income tax loss carryforwards	138
United States | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	24,313
United States | Foreign tax authority | Indefinite
Income Taxes
Income tax loss carryforwards	51,097
EMEA | Foreign tax authority
Income Taxes
Income tax loss carryforwards	9,703
EMEA | Foreign tax authority | Indefinite
Income Taxes
Income tax loss carryforwards	9,703
Asia Pacific | Foreign tax authority
Income Taxes
Income tax loss carryforwards	1,091
Asia Pacific | Foreign tax authority | 2027
Income Taxes
Income tax loss carryforwards	186
Asia Pacific | Foreign tax authority | 2028
Income Taxes
Income tax loss carryforwards	50
Asia Pacific | Foreign tax authority | 2030
Income Taxes
Income tax loss carryforwards	138
Asia Pacific | Foreign tax authority | 2031
Income Taxes
Income tax loss carryforwards	358
Asia Pacific | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	313
Asia Pacific | Foreign tax authority | Indefinite
Income Taxes
Income tax loss carryforwards	$ 46